Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitment and Contigencies [Abstract]
Lease Obligations

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
Year
June 30, 2020	$10,397
June 30, 2021	23,656
June 30, 2022	25,076
June 30, 2023	25,144
June 30, 2024	25,076
June 30, 2025 and thereafter	191,763
Total	$301,112